Prepaid expenses and other current assets (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Prepaid expenses and other current assets.
Gold bullion	$ 26.2	$ 27.8
Prepaid expenses	10.8	5.4
Debt issue costs	0.1	0.1
Prepaid expenses and other	$ 37.1	$ 33.3